Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-16429
Entity Registrant Name	ABB Ltd
Entity Incorporation State Country Code	V8
Entity Common Stock, Shares Outstanding	2,133,501,111
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001091587
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2019
Entity Address Address Line 1	Affolternstrasse 44
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	CH-8050
Entity Address Country	CH
American Depositary Shares
Entity Listings [Line Items]
Security 12b Title	American Depositary Shares,
Trading Symbol	ABB
Security Exchange Name	NYSE
Registered Shares
Entity Listings [Line Items]
Security 12b Title	Registered Shares, par value CHF 0.12
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact
Entity Listings [Line Items]
Entity Address Address Line 1	Affolternstrasse 44
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	CH-8050
Entity Address Country	CH
Contact Personnel Name	Richard A. Brown
Country Region	41
City Area Code	43
Local Phone Number	317-7111
Contact Personnel Fax Number	+41-43-317-7992